Income Tax - Summary of Income Tax Recognized in Other Comprehensive Income (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Income tax relating to components of other comprehensive income [abstract]
Deferred income tax Related to remeasurement of defined benefit plans	$ 114,559	$ 4,080	$ 74,308	$ 55,346
Unrealized loss on equity instruments at fair value through other comprehensive income	(237,460)	(8,457)	(78,124)
Effect of tax rate changes				70,755
Income tax recognized in other comprehensive income	$ (122,901)	$ (4,377)	$ (3,816)	$ 126,101